Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
A summary of right-of-use assets is as follows:

A summary of right-of-use assets is as follows:

Amount

Balance, January 1, 2021	$2,848,400
Office lease additions - cost, mergers and acquisitions (Note 5)	775,392
Depreciation	(729,573)
Effect of movement in exchange rates	(8,557)
Balance, December 31, 2021	$2,885,662
Depreciation	(924,883)
Effect of movement in exchange rates	139,217
Balance, December 31, 2022	$2,099,996

A summary of lease liabilities is as follows:

A summary of lease liabilities is as follows:

Amount

Balance, January 1, 2021	$2,886,666
Office lease additions - finance cost, mergers and acquisitions (Note 5)	808,095
Payments	(802,013)
Accretion	119,470
Effect of movement in exchange rates	(1,871)
Balance, December 31, 2021	$3,010,347
Payments	(948,040)
Accretion	105,496
Effect of movement in exchange rates	183,064
Balance, December 31, 2022	2,350,867
Current portion of lease liabilities	872,429
Long-term portion of lease liabilities	$1,478,438